                           Nations Government Income
                             Term Trust 2003, Inc.






                                    S E M I
                                  A N N U A L
                                  R E P O R T


                     For the Period Ended December 31, 2000








                                                                         Nations
                                                                      Government
                                                                     Income Term
                                                                      Trust 2003


          NOT                                                   MAY LOSE VALUE
          FDIC
          INSURED                                               NO BANK GUARANTEE

SHARES OF THE COMPANY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY BANK OF AMERICA , N.A. ("BANK OF AMERICA"), OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE COMPANY INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

AFFILIATES OF BANK OF AMERICA PROVIDE INVESTMENT ADVISORY AND OTHER SERVICES TO THE COMPANY, FOR WHICH THEY ARE COMPENSATED.

NATIONS GOVERNMENT INCOME TERM TRUST 2003, INC.

DEAR SHAREHOLDER:

We welcome this opportunity to provide you with the semiannual report for Nations Government Income Term Trust 2003, Inc. (the "Company") for the six-month period ending December 31, 2000, and to share our outlook for the near term.

INVESTMENT OBJECTIVES

The Company is a closed-end investment company, and its shares are traded on the New York Stock Exchange under the symbol "NGI." The Company's investment objectives are to seek to provide a high level of current income and to return $10 per share (the initial public offering price per share) on or about September 30, 2003.

PORTFOLIO PERFORMANCE*

For the six-month period ending December 31, 2000, the Company distributed net investment income of $0.23 per share. The December monthly dividend rate was $0.038 per share, which equates to an annualized yield of 4.56%, based on the initial offering price of $10.00 per share and an annualized yield of 4.86% based upon the closing market price of $9.3750 per share on December 31, 2000. In July, the dividend was adjusted downward to more closely align the amount paid to shareholders with the net amount being earned by the Company on its portfolio securities.

The net asset value of the Company's shares on December 31, 2000 was $9.82 per share. The Company's total return for the six-month period was 10.65% based on its net asset value at the end of the period.

MARKET ENVIRONMENT

The economic strength of early in the year began to dissipate rapidly during the past six months. As a result, the Federal Reserve Board (the Fed) shifted gears during December from a focus on inflation to a focus on the slowing economy. As a result of the economic slowdown, interest rates fell throughout the period. The two-year U.S. Treasury declined the most, dropping 126 basis points to wind up the year at 5.1%. The yield curve steepened sharply over the period, as the spread between the two-year and the 30-year yield moved from a negative 47 to a positive 35 basis points, and all inversion was squeezed out. The Treasury market generally led all fixed income sectors for the year.

Generally, corporate bonds had a tough time during the period, as economic uncertainty, negative earnings surprises and a sliding stock market conspired to drive investors away. Mortgages kept pace with Treasuries until December when mounting prepayment concerns weighed on performance. Agency securities performed well, as many investors flocked to them to wait out the economic uncertainties.

MARKET OUTLOOK

The stock and bond markets appear once again to be focused on the economy and the Fed. In our view, if the Fed is able to generate another "soft landing," the stock market and corporate bond market should both be beneficiaries. The resulting stability would likely create a more confident market for all spread sectors, including mortgages. With the Fed seemingly now engaged and with plenty of dry powder, this has become our favored scenario. We look for a few months

---------------

*THE PAST PERFORMANCE QUOTED IS NOT AN INDICATION OF FUTURE RESULTS.

of slower growth to be followed by a "soft landing" as the Fed continues to lower rates and add liquidity. As in times past, this should be a positive market for bonds as slower growth keeps the inflation threat at bay.

We thank you for your continued support.

Sincerely,

/s/ Robert H. Gordon
Robert H. Gordon
President

December 31, 2000

P.S. During January, the Fed reduced the Federal Funds rate by 1.00%.

Nations Government Income Term Trust 2003, Inc.
  STATEMENT OF NET ASSETS                          DECEMBER 31, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 30.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
            (FHLMC) -- 16.6%
            GOLD:
 $ 1,669      5.500% 06/01/03.....................   $  1,647
   5,645      6.000% 08/01/03.....................      5,598
     349      8.000% 11/01/03.....................        351
            REMIC:
  13,050    Series 1399 G, CMO, PAC,
              7.000% 12/15/19.....................     13,185
     360    Series 1489 VB, CMO, SUP, Inverse
              Floater,
              4.829%** 10/15/07...................        356
   1,936    Series 1544 SA, CMO, TAC, Inverse
              Floater,
              4.550%** 07/15/08...................      1,897
     131    Series 1644 NB, PAC, Inverse Floater,
              3.600%** 12/15/23...................        130
                                                     --------
                                                       23,164
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
            (FNMA) -- 14.0%
            REMIC:
       1    Certificate 92-16 SQ, Inverse Floater,
              5494.756%** 03/25/22................        105
  10,000    Certificate 93-12 ED, CMO, AD,
              7.500% 02/25/06.....................     10,088
     450    Certificate 93-179 SG, TAC, Inverse
              Floater,
              2.966%** 10/25/23...................        437
     501    Certificate 93-202 VB, PAC, Inverse
              Floater,
              3.424%** 11/25/23...................        480
     278    Certificate 93-214 SP, CMO, PAC,
              Inverse Floater,
              2.555%** 12/25/08...................        275
   1,146    Certificate 93-231 SA, CMO, SCH,
              Inverse Floater,
              2.531%** 12/25/08...................      1,120
   4,096    Certificate 93-247 SK, CMO, AD,
              Inverse Floater,
              6.278%** 02/25/23...................      4,253
   2,735    Certificate G93-32 H, CMO, AD,
              6.750% 09/25/03.....................      2,743
                                                     --------
                                                       19,501
                                                     --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $43,943)......................     42,665
                                                     --------
            MUNICIPAL BONDS AND NOTES -- 16.1%
            ARIZONA -- 2.4%
   3,755    Maricopa County, Arizona, School
              District, GO, Capital Appreciation,
              Series 1993, (AMBAC Insured),
              4.720%*** 07/01/03..................      3,375
                                                     --------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            ILLINOIS -- 1.8%
 $ 2,870    Illinois Educational Facilities
              Authority, Revenue, Capital
              Appreciation, (Loyola University
              Project) Series 1991A, (MBIA
              Insured),
              4.770%*** 07/01/03..................   $  2,573
                                                     --------
            NEVADA -- 4.0%
   6,250    Clark County, Nevada, School District,
              GO, Series 1991B, (MBIA Insured),
              4.720%*** 06/01/03..................      5,621
                                                     --------
            OKLAHOMA -- 4.2%
   6,430    Tulsa, Oklahoma, Industrial
              Development Authority, Hospital
              Revenue, (St. John's Medical Center
              Project) Series 1990, (MBIA
              Insured),
              4.720%*** 12/01/03..................      5,652
                                                     --------
            TEXAS -- 3.7%
   5,850    Houston, Texas, Independent School
              District, GO, Capital Appreciation,
              Series 1989, (AMBAC Insured),
              4.720%*** 08/15/03..................      5,214
                                                     --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $22,139)......................     22,435
                                                     --------
            U.S. GOVERNMENT AND AGENCY
            OBLIGATIONS -- 42.4%
            FEDERAL HOME LOAN BANK (FHLB) -- 21.0%
  22,600      6.875% 08/15/03.....................     23,274
   6,000      5.630% 09/02/03.....................      5,987
                                                     --------
                                                       29,261
                                                     --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
            (FNMA) -- 21.4%
   8,200      5.940% 01/27/03.....................      8,175
  14,000      6.110% 07/10/03.....................     13,962
     380      7.000% 09/01/03.....................        386
   7,210    Discount note 03/15/01................      7,120
                                                     --------
                                                       29,643
                                                     --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS (Cost $58,729)..........     58,904
                                                     --------
            U.S. TREASURY OBLIGATIONS -- 8.6%
              (Cost $11,483)
            U.S. TREASURY NOTES -- 8.6%
  11,762    5.750% 08/15/03.......................     11,937
                                                     --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.
  STATEMENT OF NET ASSETS (CONTINUED)              DECEMBER 31, 2000 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            SHORT TERM INVESTMENTS -- 0.9%
              (Cost $1,318)
            U.S. TREASURY BILLS -- 0.9%
 $ 1,320    Discount note 01/11/01................   $  1,318
                                                     --------
            TOTAL INVESTMENTS
              (Cost $137,612*).............   98.6%   137,259
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.4%
            Cash..................................   $    248
            Interest receivable...................      1,809
            Administration fee payable............         (5)
            Accrued Directors' fees and
              expenses............................         (2)
            Accrued expenses and other
              liabilities.........................        (71)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................      1,979
                                                     --------
            NET ASSETS.....................  100.0%  $139,238
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $  5,205
            Accumulated net realized loss on
              investments sold....................     (1,949)
            Net unrealized depreciation of
              investments.........................       (353)
            Paid-in capital.......................    136,335
                                                     --------
            NET ASSETS............................   $139,238
                                                     ========
            Net asset value per share
              ($139,237,893/14,180,257 shares of
              common stock outstanding)...........      $9.82
                                                     ========

---------------

  * Federal Income Tax Information: Net unrealized depreciation of $353 on investment securities was comprised of gross appreciation of $1,337 and gross depreciation of $1,690 for federal income tax purposes. At December 31, 2000, the aggregate cost of securities for federal income tax purposes was $137,612.
 ** Variable rate note. The interest rate shown reflects the rate in effect at December 31, 2000.
*** Zero Coupon Security. The rate shown is the effective yield at date of purchase.

ABBREVIATIONS:

    AD       Accretion Directed
    AMBAC    American Municipal Bond Assurance Corporation
    CMO      Collateralized Mortgage Obligation
    GO       General Obligation
    MBIA     Municipal Bond Insurance Association
    PAC      Planned Amortization Class
    REMIC    Real Estate Mortgage Investment Conduit
    SCH      Scheduled Pay Bond
    SUP      Support Bond
    TAC      Targeted Amortization Class

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.
  STATEMENT OF OPERATIONS (UNAUDITED)

For the six months ended December 31, 2000

(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................     $        4,101
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................                344
Administration fee..........................................                171
Transfer agent fees.........................................                 33
Legal and audit fees........................................                 33
Custodian fees..............................................                 12
Directors' fees and expenses................................                  7
Other.......................................................                 52
                                                                 --------------
    Total expenses..........................................                652
Fees waived by investment advisor and administrator.........               (483)
Fees reduced by credits allowed by the custodian............                 (7)
                                                                 --------------
    Net expenses............................................                162
                                                                 --------------
NET INVESTMENT INCOME.......................................              3,939
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................               (321)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              4,010
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......              3,689
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $        7,628
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.
  STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                    ENDED
                                                                   12/31/00         YEAR ENDED
                                                                 (UNAUDITED)         6/30/00
                                                                --------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................    $        3,939    $        8,366
Net realized gain/(loss) on investments.....................              (321)             (284)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................             4,010            (1,870)
                                                                --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations................................................             7,628             6,212
Distributions to shareholders from net investment income....            (3,237)           (7,978)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................              (662)           (4,498)
                                                                --------------    --------------
Net increase/(decrease) in net assets.......................             3,729            (6,264)
                                                                --------------    --------------
NET ASSETS:
Beginning of period.........................................           135,509           141,773
                                                                --------------    --------------
End of period...............................................    $      139,238    $      135,509
                                                                ==============    ==============
Undistributed net investment income at end of period........    $        5,205    $        4,503
                                                                ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.
  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            SIX
                                          MONTHS
                                           ENDED          YEAR         YEAR         YEAR         YEAR         YEAR
                                         12/31/00        ENDED         ENDED        ENDED        ENDED       ENDED
                                        (UNAUDITED)     6/30/00#     6/30/99#     6/30/98#     6/30/97#     6/30/96#
                                        ----------------------------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of
  period............................      $   9.51      $   9.60     $   9.72     $   9.22     $   8.84     $   8.32
                                          --------      --------     --------     --------     --------     --------
Income from investment operations:
Net investment income...............          0.28          0.57         0.67         0.71         0.73         0.66
Net realized and unrealized
  gain/(loss) on investments........          0.25         (0.15)       (0.25)        0.30         0.20        (0.21)
                                          --------      --------     --------     --------     --------     --------
Net increase/(decrease) in net
  assets resulting from investment
  operations........................          0.53          0.42         0.42         1.01         0.93         0.45
Dividends from net investment
  income............................         (0.23)        (0.55)       (0.57)       (0.56)       (0.61)       (0.62)
Increase from repurchase of common
  shares............................          0.01          0.04         0.03         0.05         0.06         0.05
Increase due to capital
  contribution......................            --            --           --           --           --         0.64
                                          --------      --------     --------     --------     --------     --------
Net asset value, end of period......      $   9.82      $   9.51     $   9.60     $   9.72     $   9.22     $   8.84
                                          ========      ========     ========     ========     ========     ========
Market value, end of period.........      $ 9.3750      $ 8.6875     $ 9.0625     $  8.750     $  8.375     $  7.500
                                          ========      ========     ========     ========     ========     ========
Total return++......................         10.65%         2.00%       10.17%       10.56%       20.24%        8.12%
                                          ========      ========     ========     ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Net assets, end of period (000).....      $139,238      $135,509     $141,773     $147,477     $148,715     $154,147
Ratio of operating expenses to
  average net assets................          0.24%+        0.13%        0.25%        0.24%        0.24%        0.27%
Ratio of operating expenses to
  average net assets without fees
  reduced by credits allowed by the
  custodian.........................          0.25%+        0.14%        0.27%        0.25%        0.24%        0.28%
Ratio of net investment income to
  average net assets................          5.72%+        6.05%        6.90%        7.41%        8.10%        7.74%
Portfolio turnover rate.............            56%          200%          43%          26%           4%          46%
Ratio of operating expenses to
  average net assets without
  waivers, expenses reimbursed
  and/or fees reduced by credits
  allowed by the custodian..........          0.95%+        0.84%        0.98%        0.98%        0.96%        1.00%

---------------

  +  Annualized.
 ++  Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and is based on market value at period end.
  #  Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Nations Government Income Term Trust 2003, Inc.
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Government Income Term Trust 2003, Inc. (the "Company") was incorporated under the laws of the State of Maryland on July 26, 1993, and is registered with the Securities and Exchange Commission as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Company commenced operations on September 30, 1993.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.

Securities valuation: Securities are valued using prices provided by a pricing service, which may be based on a matrix system which considers such factors as security prices, yields and maturities. The value of mortgage-backed securities can be significantly affected by changes in interest rates. Restricted securities, securities for which market quotations are not readily available and certain other assets may be valued under procedures adopted by the Board of Directors. Certain securities may be valued by one or more principal market makers. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains or losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on an accrual basis.

In November 2000, a revised AICPA Audit and Accounting Guide (the "Guide"), Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Company to classify gains and losses realized on principal paydowns received on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting this accounting principle will not affect the Company's net asset value but will change the classification between interest income and realized gain/loss in the Statement of operations. The Company expects that the impact of the adoption of this principle will not be material to the financial statements.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. At the time the Company enters into such transactions, it instructs its custodian to establish a segregated account in which it will maintain cash or other liquid assets at least equal in value to its commitments for such securities.

Inverse floating rate obligations: Inverse floating rate obligations ("inverse floaters") are tranches of a REMIC or CMO with an interest rate that moves inversely to a specified index. The interest rate, which is adjusted periodically, is based on a formula incorporating a specific index times a multiplier, plus or minus a spread over the index. The value and related unrealized and realized gain or loss (due to changes in interest rates) on an inverse floater can be much more volatile than other debt securities because of the inverse floater's multiple to the index.

Dividends and distributions to shareholders: It is the Company's policy to declare and pay distributions from net investment income monthly to shareholders. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: The Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income taxes.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

The Company has entered into an investment advisory agreement with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation. Pursuant to the investment

Nations Government Income Term Trust 2003, Inc.
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

advisory agreement, the Company pays BAAI a monthly fee equal to an annual rate of 0.50% of the Company's average weekly net assets. For the six months ended December 31, 2000, BAAI voluntarily waived all of its fees.

The Company and BAAI have entered into a sub-advisory agreement with Banc of America Capital Management, Inc. ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at an annual rate of 0.15% of the Company's average weekly net assets. For the six months ended December 31, 2000, BACAP voluntarily waived all of its fees.

BAAI is also the Company's administrator. In its role as administrator, BAAI supervises the Company's overall day-to-day operations and provides certain administrative services. BAAI also maintains certain of the Company's books and records and furnishes, at its own expense, such clerical assistance, bookkeeping and other administrative services as the Company may reasonably require in the conduct of its business. As compensation for both the administrative services and the expenses assumed by BAAI, the Company pays BAAI a monthly fee equal to an annual rate of 0.25% of the Company's average weekly net assets. For the six months ended December 31, 2000, BAAI voluntarily waived administration fees of $138,752.

The Bank of New York ("BNY") serves as sub-administrator of the Company pursuant to an agreement with BAAI.

PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Company.

BNY serves as the custodian of the Company's assets. For the six months ended December 31, 2000, expenses of the Company were reduced by $7,275 under expense offset arrangements with BNY. The Company could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BAAI or BACAP, or any affiliate thereof, receives any compensation from the Company for serving as a Director or Officer of the Company.

3.  SECURITIES TRANSACTIONS

For the six months ended December 31, 2000, the cost of purchases and proceeds from sales of long-term U.S. government securities aggregated $79,002,347 and $62,729,585, respectively.

4.  COMMON STOCK

At December 31, 2000, 1,000,000,000 shares of common stock, $0.001 par value, were authorized.

The Board of Directors of the Company has approved a stock repurchase plan that gives the Company the flexibility to engage in repurchases of its outstanding common stock. Accordingly, shareholders are notified that, from time to time, the Company may purchase shares of its common stock in an open market when management believes that such purchases are appropriate in light of market conditions, including the presence of a market discount. For the six months ended December 31, 2000 and the year ended June 30, 2000, the Company repurchased shares of its common stock in the open market at an average discount of approximately 8% from its net asset value. All repurchased shares have been retired by the Company.

Nations Government Income Term Trust 2003, Inc.
  NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Common stock transactions were as follows:

                                                          SIX MONTHS ENDED           YEAR ENDED
                                                              12/31/00                06/30/00
                                                         -------------------   ----------------------
                                                         SHARES     AMOUNT      SHARES      AMOUNT
                                                         --------------------------------------------
Shares repurchased by the Company......................  (74,928)  $(662,541)  (511,700)  $(4,498,435)
                                                         -------   ---------   --------   -----------

5.  CAPITAL LOSS CARRYFORWARD

At June 30, 2000, the Company had available for federal income tax purposes unused capital losses expiring June 30, 2003 of $3,696,858.

At June 30, 2000, the Company utilized capital losses during the year in the amount of $786,345.

Under the current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the tax year ended June 30, 2000, the Company elected to defer losses occurring between November 1, 1999 and June 30, 2000, in the amount of $72,064.

Nations Government Income Term Trust 2003, Inc.
  DIVIDEND REINVESTMENT PLAN

The Company's Dividend Reinvestment Plan (the "Plan") offers an automatic way to reinvest dividends and capital gains distributions in shares of the Company.

PARTICIPATION

Shareholders of record will receive their dividends in cash unless they have otherwise instructed PFPC (the "Plan Agent"), acting as agent for each participant in the Plan, in writing. Such a notice must be received by the Plan Agent not less than 5 business days prior to the record date for a dividend or distribution in order to be effective with respect to that dividend or distribution. A notice which is not received by that time will be effective only with respect to subsequent dividends and distributions.

Shareholders who do not participate in the Plan will receive all distributions by check mailed directly to the shareholder by PFPC, as dividend paying agent. For federal income tax purposes, dividends are treated as income or capital gains, regardless of whether they are received in cash or reinvested in additional shares.

Participants may terminate their participation in the Plan by written notice to the Plan Agent. If the written notice is received at least 5 business days before the record date of any distribution, it will be effective immediately. If such notice is received after that date, it will be effective as soon as possible after the reinvestment of the dividend or distribution.

PRICING OF DIVIDENDS AND DISTRIBUTIONS

Whenever the Company's Board of Directors declares a dividend or other distribution payable in cash or, at the option of the Plan Agent, in shares of capital stock issued by the Company, the Plan Agent will elect on behalf of the participants to receive the dividend in authorized but unissued shares of capital stock if the net asset value per share (as determined by the investment advisor of the Company as of the close of business on the record date for the dividend or distribution) is equal to or less than 95% of the closing market price per share of the capital stock of the Company on the New York Stock Exchange (the "Exchange") on such record date plus estimated brokerage commissions. The number of such authorized but unissued shares to be credited to a participant's account will be determined as of the close of business on the record date for the dividend, by valuing such shares at the greater of the net asset value per share or 95% of the market price per share. The Plan Agent will credit each participant's account with the number of shares corresponding in value, as determined under the foregoing formula, to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is equal to or less than the closing market price per share of the capital stock of the Company on the Exchange on such record date plus estimated brokerage commissions but exceeds 95% of such closing market price plus estimated brokerage commissions, the Plan Agent may elect on behalf of all participants (i) to take the dividend in cash and as soon as practicable thereafter, consistent with obtaining the best price and execution, proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided, and will credit each participant's account with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan or
(ii) to receive the dividend in authorized but unissued shares of capital stock, in which case the Plan Agent will credit each participant's account with the number of shares corresponding in value (determined by valuing such shares at the greater of the net asset value per share or 95% of the market price per share, in each case as of the close of business on the record date for the dividend or distribution) to the amount such participant would have received in cash had such participant not elected to participate in this Plan.

If the net asset value per share is higher than the closing market price per share of the capital stock on the Exchange including estimated brokerage commissions on such record date, the Plan Agent will elect to take the dividend in cash and as soon as practicable, consistent with obtaining the best price and execution, the Plan Agent will proceed to purchase in one or more transactions the shares of capital stock in the open market, at the then current price as hereinafter provided. Each participant's account will be credited with the number of shares corresponding in value, as determined by the price actually paid on the open market for such shares including brokerage expenses, to the amount such participant would have received in cash had such participant not elected to participate in this Plan. Under such circumstances, in anticipation of receipt of a dividend in cash, the Plan Agent may purchase shares in

Nations Government Income Term Trust 2003, Inc.
  DIVIDEND REINVESTMENT PLAN (CONTINUED)

the open market during the period between the record date and the payable date for the dividend or distribution. The Plan has been amended to specifically authorize such anticipatory purchases.

If the Plan Agent elects to purchase shares in the open market, and if before the Plan Agent has completed its purchases the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Company's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Company. During certain market conditions, it may be impracticable or impossible to complete a market purchase program at prices that are below or not substantially in excess of net asset value, and, in such event, the Company may, in its discretion, issue the required shares.

NO SERVICE FEE TO REINVEST

There is no service fee charged to participants for reinvesting dividends or distributions from net realized capital gains. The Plan Agent's fees for the handling of the reinvestment of dividends and capital gains distributions will be paid by the Company. There will be no brokerage commissions with respect to shares issued directly by the Company as a result of dividends or capital gains distributions payable either in stock or cash. However, participants will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of any dividends or capital gains distributions payable only in cash.

PLAN AGENT ADDRESS AND TELEPHONE NUMBER

You may obtain more detailed information by requesting a copy of the Plan from the Plan Agent. All correspondence (including notifications) should be directed to: Nations Government Income Term Trust 2003, Inc., Dividend Reinvestment Plan, c/o PFPC Inc., P.O. Box 34602, Charlotte, NC 28234, 1.800.982.2271.

Nations Government Income Term Trust 2003, Inc.
  ANNUAL MEETING OF STOCKHOLDERS

On September 14, 2000, the Company held its Annual Meeting of Stockholders. A. Max Walker was elected as a director of the Company by the following votes:

Shares voted in favor.....................................  13,465,866
Shares withheld...........................................     278,138

In the only other matter voted upon at the Annual Meeting, the selection of PricewaterhouseCoopers LLP as the Company's independent public accountants for the fiscal year ending June 30, 2001, was ratified by the following votes:

Shares voted in favor.....................................  13,544,852
Shares voted against......................................      22,662
Shares withheld...........................................     176,489

PO Box 34602
Charlotte, NC 28254-4602
Toll Free 1.800.321.7854









2003SAR 12/00